FEDERAL INCOME TAX (Details 1) - NATURALSHRIMP INCORPORATED [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 6,022,000	$ 3,429,000
Other	(350,000)
Total deferred tax asset	5,672,000	3,429,000
Valuation allowance	(5,672,000)	(3,429,000)
Total